Class D Shares [Member] Average Annual Total Returns - Class D Shares - Class D	12 Months Ended	24 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.75%	9.92%
Performance Inception Date		Dec. 20, 2022
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	8.26%
Performance Inception Date		Dec. 20, 2022
Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent	14.06%	10.77%
Performance Inception Date		Dec. 20, 2022
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.08%	7.92%
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	25.42%
Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	13.46%